Note 19 - Segment Information (Details) - Reconciliation of Net (Loss) Income Attributable to Common Shareholders to Adjusted EBITDA (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Adjustments to reconcile net (loss) income:
Income tax benefit (provision)	$ 5.8	$ (13.0)	$ 6.7	$ (24.7)
Depreciation and amortization expense	(12.8)	(32.8)	(88.0)	(42.2)
Successor [Member]
Note 19 - Segment Information (Details) - Reconciliation of Net (Loss) Income Attributable to Common Shareholders to Adjusted EBITDA [Line Items]
Adjusted EBITDA	27.4		212.2
Adjustments to reconcile net (loss) income:
Income tax benefit (provision)	5.8		6.7
Interest expense	(5.5)		(38.7)
Depreciation and amortization expense	(12.8)		(88.0)
Non-cash charges related to preferred dividend rights	(172.0)
Equity based compensation	(0.5)		(1.3)
Restructuring and related expenses	(3.5)		(3.0)
Manufacturer's profit in inventory adjustment	(23.9)		(35.5)
Non-cash fair value adjustment to contingent consideration	0.7		(29.1)
Acquisition transaction costs	(15.2)		(47.8)
Other (expense) income	5.3		(5.4)
Net (loss) income attributable to common shareholders	(194.2)		(29.9)		(0.1)	(34.0)	[1]	11.9	(0.4)	(7.4)	(189.4)	[2]	(4.7)
Predecessor [Member]
Note 19 - Segment Information (Details) - Reconciliation of Net (Loss) Income Attributable to Common Shareholders to Adjusted EBITDA [Line Items]
Adjusted EBITDA		152.7		162.2
Adjustments to reconcile net (loss) income:
Income tax benefit (provision)		(13.0)		(24.7)
Interest expense		(46.3)		(49.7)
Depreciation and amortization expense		(32.8)		(42.2)
Equity based compensation		(9.3)		(0.2)
Restructuring and related expenses		(4.5)		(1.2)
Acquisition transaction costs		(16.9)
Debt extinguishment		(18.8)
Other (expense) income		2.1		1.8
Net (loss) income attributable to common shareholders		$ 13.2		$ 46.0							$ (10.7)	[1]	$ 14.5	$ (5.9)	$ 15.2	$ 5.5	$ 10.0	$ 25.5	$ 4.9

[1]	(c)MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	(b)Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013